Annual Fund Operating Expenses - World Mutual Funds Prospectus	Apr. 01, 2026
Emerging Markets Fund | Emerging Markets Fund, Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.26%
Emerging Markets Fund | Emerging Markets Fund, I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.06%
Emerging Markets Fund | Emerging Markets Fund, Y Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.91%
Emerging Markets Fund | Emerging Markets Fund, A Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.51%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.51%
Emerging Markets Fund | Emerging Markets Fund, C Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	2.26%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	2.26%
Emerging Markets Fund | Emerging Markets Fund, R Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.76%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.76%
Emerging Markets Fund | Emerging Markets Fund, R5 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.06%
Emerging Markets Fund | Emerging Markets Fund, R6 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.91%
Emerging Markets Fund | Emerging Markets Fund, G Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	(0.90%)	[1]
Net Expenses (as a percentage of Assets)	0.01%
Focused Global Growth Fund | FOCUSED GLOBAL GROWTH FUND, INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.09%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.10%
Focused Global Growth Fund | FOCUSED GLOBAL GROWTH FUND, I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.90%
Focused Global Growth Fund | FOCUSED GLOBAL GROWTH FUND, Y CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.75%
Focused Global Growth Fund | FOCUSED GLOBAL GROWTH FUND, A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.09%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.35%
Focused Global Growth Fund | FOCUSED GLOBAL GROWTH FUND, C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.09%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	2.10%
Focused Global Growth Fund | FOCUSED GLOBAL GROWTH FUND, R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.09%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.60%
Focused Global Growth Fund | FOCUSED GLOBAL GROWTH FUND, R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.90%
Focused Global Growth Fund | FOCUSED GLOBAL GROWTH FUND, R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.75%
Focused International Growth Fund | Focused International Growth Fund, Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.09%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.10%
Focused International Growth Fund | Focused International Growth Fund, I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.90%
Focused International Growth Fund | Focused International Growth Fund, A Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.09%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.35%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.35%
Focused International Growth Fund | Focused International Growth Fund, C Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.09%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	2.10%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	2.10%
Focused International Growth Fund | Focused International Growth Fund, R Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.09%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.60%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.60%
Focused International Growth Fund | Focused International Growth Fund, R6 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.75%
Focused International Growth Fund | Focused International Growth Fund, G Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.74%)	[2]
Net Expenses (as a percentage of Assets)	0.01%
Global Small Cap Fund | Global Small Cap Fund, Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.11%
Global Small Cap Fund | Global Small Cap Fund, I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.91%
Global Small Cap Fund | Global Small Cap Fund, A Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.36%
Global Small Cap Fund | Global Small Cap Fund, C Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	2.11%
Global Small Cap Fund | Global Small Cap Fund, R Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.61%
Global Small Cap Fund | Global Small Cap Fund, R6 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.76%
International Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 31, 2027
International Growth Fund | International Growth Fund, Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	1.22%
Fee Waiver or Reimbursement	(0.03%)	[3]
Net Expenses (as a percentage of Assets)	1.19%
International Growth Fund | International Growth Fund, I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	(0.03%)	[3]
Net Expenses (as a percentage of Assets)	0.99%
International Growth Fund | International Growth Fund, Y Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.03%)	[3]
Net Expenses (as a percentage of Assets)	0.84%
International Growth Fund | International Growth Fund, A Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.20%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	1.47%
Fee Waiver or Reimbursement	(0.03%)	[3]
Net Expenses (as a percentage of Assets)	1.44%
International Growth Fund | International Growth Fund, C Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.20%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	2.22%
Fee Waiver or Reimbursement	(0.03%)	[3]
Net Expenses (as a percentage of Assets)	2.19%
International Growth Fund | International Growth Fund, R Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.20%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	1.72%
Fee Waiver or Reimbursement	(0.03%)	[3]
Net Expenses (as a percentage of Assets)	1.69%
International Growth Fund | International Growth Fund, R5 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	(0.03%)	[3]
Net Expenses (as a percentage of Assets)	0.99%
International Growth Fund | International Growth Fund, R6 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.03%)	[3]
Net Expenses (as a percentage of Assets)	0.84%
International Growth Fund | International Growth Fund, G Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.85%)	[3],[4]
Net Expenses (as a percentage of Assets)	0.02%
International Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 31, 2027
International Opportunities Fund | INTERNATIONAL OPPORTUNITIES FUND, INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.51%
Fee Waiver or Reimbursement	(0.05%)	[5]
Net Expenses (as a percentage of Assets)	1.46%
International Opportunities Fund | INTERNATIONAL OPPORTUNITIES FUND, I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.31%
Fee Waiver or Reimbursement	(0.05%)	[5]
Net Expenses (as a percentage of Assets)	1.26%
International Opportunities Fund | INTERNATIONAL OPPORTUNITIES FUND, A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.76%
Fee Waiver or Reimbursement	(0.05%)	[5]
Net Expenses (as a percentage of Assets)	1.71%
International Opportunities Fund | INTERNATIONAL OPPORTUNITIES FUND, C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	2.51%
Fee Waiver or Reimbursement	(0.05%)	[5]
Net Expenses (as a percentage of Assets)	2.46%
International Opportunities Fund | INTERNATIONAL OPPORTUNITIES FUND, R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	2.01%
Fee Waiver or Reimbursement	(0.05%)	[5]
Net Expenses (as a percentage of Assets)	1.96%
International Small-Mid Cap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 31, 2027
International Small-Mid Cap Fund | International Small-Mid Cap Fund, Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.43%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	1.45%
Fee Waiver or Reimbursement	(0.03%)	[6]
Net Expenses (as a percentage of Assets)	1.42%
International Small-Mid Cap Fund | International Small-Mid Cap Fund, G Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.08%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(1.08%)	[6],[7]
Net Expenses (as a percentage of Assets)	0.02%
International Value Fund | INTERNATIONAL VALUE FUND, INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.12%
International Value Fund | INTERNATIONAL VALUE FUND, I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.92%
International Value Fund | INTERNATIONAL VALUE FUND, A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	1.37%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.37%
International Value Fund | INTERNATIONAL VALUE FUND, C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	2.12%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	2.12%
International Value Fund | INTERNATIONAL VALUE FUND, R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	1.62%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.62%
International Value Fund | INTERNATIONAL VALUE FUND, R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.77%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.77%
International Value Fund | INTERNATIONAL VALUE FUND, G CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.77%
Fee Waiver or Reimbursement	(0.75%)	[8]
Net Expenses (as a percentage of Assets)	0.02%
Non-U.S. Intrinsic Value Fund | NON-U.S. INTRINSIC VALUE FUND, INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.18%
Non-U.S. Intrinsic Value Fund | NON-U.S. INTRINSIC VALUE FUND, I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.98%
Non-U.S. Intrinsic Value Fund | NON-U.S. INTRINSIC VALUE FUND, A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	1.43%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.43%
Non-U.S. Intrinsic Value Fund | NON-U.S. INTRINSIC VALUE FUND, R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.15%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	1.68%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.68%
Non-U.S. Intrinsic Value Fund | NON-U.S. INTRINSIC VALUE FUND, R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.83%
Non-U.S. Intrinsic Value Fund | NON-U.S. INTRINSIC VALUE FUND, G CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	(0.80%)	[9]
Net Expenses (as a percentage of Assets)	0.03%

[1]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this fee waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
[2]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
[3]	The advisor has agreed to waive 0.03 percentage points of the fund’s management fee. The advisor expects this waiver to continue until March 31, 2027 and cannot terminate it prior to such date without approval of the Board of Directors.
[4]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this fee waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
[5]	The advisor has agreed to waive 0.05 percentage points of the fund’s management fee. The advisor expects this waiver to continue until March 31, 2027 and cannot terminate it prior to such date without the approval of the Board of Directors.
[6]	The advisor has agreed to waive 0.03 percentage points of the fund’s Investor Class management fee. The advisor expects this waiver to continue until March 31, 2027 and cannot terminate it prior to such date without the approval of the Board of Directors.
[7]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
[8]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this fee waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
[9]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.